UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Rocky Mount, North Carolina  27804
(Address of principal executive offices)  (Zip code)

Paracorp Inc.
2140 South Dupont Hwy., Camden, DE  19934
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: March 31

Date of reporting period: September 30, 2019

Item 1. REPORTS TO STOCKHOLDERS.

Semi-Annual Report 2019
For the fiscal period from April 1, 2019 through September 30, 2019
(Unaudited)

Matisse Discounted Closed-End Fund
Strategy

Institutional Class Shares

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Matisse Discounted Closed-End Fund Strategy (the “Fund”).  The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund’s distributor is a bank.

The Matisse Discounted Closed-End Fund Strategy is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Road, Suite 200, Raleigh, NC, 27609. There is no affiliation between the Matisse Discounted Closed-End Fund Strategy, including its principals, and Capital Investment Group, Inc.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the Matisse Discounted Closed-End Fund Strategy (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at ncfunds.com or by calling Shareholder Services at 800-773-3863.  The prospectus should be read carefully before investing.

For More Information on Your Matisse Discounted Closed-End Fund Strategy:

See Our Web sites @ matissefunds.com
or
Call Our Shareholder Services Group at 800-773-3863.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports, as permitted by regulations adopted by the Securities and Exchange Commission. Instead, the reports will be made available on the Fund’s website at https://www.nottinghamco.com/fundpages/Matisse, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by clicking Enroll at https://www.nottinghamco.com/fundpages/Matisse.

You may, notwithstanding the availability of shareholder reports online, elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 800-773-3863 to let the Fund know you wish to continue receiving paper copies of your shareholder reports.

Matisse Discounted Closed-End Fund Strategy

Schedule of Investments
(Unaudited)

As of September 30, 2019
	Shares	Value (Note 1)

CLOSED-END FUNDS - 106.92%
Aberdeen Japan Equity Fund, Inc.	120,100	$874,328
Adams Natural Resources Fund, Inc.	114,321	1,809,702
ASA Gold and Precious Metals Ltd.	138,000	1,658,760
Boulder Growth & Income Fund, Inc.	153,908	1,723,770
BrandywineGLOBAL Global Income Opportunities Fund, Inc.	100	1,210
Central Securities Corp.	53,000	1,664,200
ClearBridge MLP & Midstream Total Return Fund, Inc.	155,885	1,388,935
Dividend and Income Fund	310,000	3,704,500
Eagle Capital Growth Fund, Inc.	96,956	775,648
Eagle Growth & Income Opportunities Fund	103,000	1,641,820
High Income Securities Fund	41,825	355,094
Highland Global Allocation Fund	156,000	1,599,000
Highland Income Fund	75,000	1,001,250
India Investment Fund	89,000	1,686,550
Japan Smaller Capitalization Fund, Inc.	58,109	509,616
Kayne Anderson Midstream Energy Fund, Inc.	124,927	1,352,959
Mexico Equity & Income Fund, Inc.	49,035	515,745
NexPoint Strategic Opportunities Fund	288,088	5,165,418
Pershing Square Holdings Ltd.	220,000	4,228,400
RMR Real Estate Income Fund	238,423	4,861,445
Royce Global Value Trust	24,715	250,116
Salient Midstream & MLP Fund	203,800	1,601,868
* Terra Capital PLC (a)	32,003	32,003
The Gabelli Global Small and Mid Cap Value Trust	150,653	1,676,768
The GDL Fund	209,299	1,923,458
The New Ireland Fund, Inc.	122,409	1,050,331
The Swiss Helvetia Fund, Inc.	189,098	1,518,457
The Taiwan Fund, Inc.	4,118	76,059
* Third Point Offshore Investors Ltd.	114,000	1,892,400
THL Credit Senior Loan Fund	79,771	1,198,160
Voya Global Equity Dividend and Premium Opportunity Fund	3,326	19,956

Total Closed-End Funds (Cost $45,931,478)		47,757,926

SHORT-TERM INVESTMENT - 0.30%
§ Fidelity Institutional Money Market Funds - Government Portfolio, 1.66%	132,243	132,243

Total Short-Term Investment (Cost $132,243)		132,243

Investments, at Value (Cost $46,063,721) - 107.22%		$47,890,169

Liabilities in Excess of Other Assets - (7.22)%		(3,222,961)

Net Assets - 100.00%		$44,667,208

		(Continued)

Matisse Discounted Closed-End Fund Strategy

Schedule of Investments - Continued
(Unaudited)

As of September 30, 2019

(a)
Security was fair valued at September 30, 2019 by the Advisor in accordance with valuation procedures approved by the Board of Trustees.  As of September 30, 2019, the security represents 0.07% of net assets.

See the Fair Value Measurement section under Note 1 of the Notes to Financial Statements for further discussion of fair valued securities. This security is not considered a material portion of the Fund.

*	Non-income producing investment
§	Represents 7 day effective SEC yield

The following acronyms or abbreviations are used in this Schedule:
	PLC - Public Limited Company
	MLP - Master Limited Partnership

	Summary of Investments
		% of Net
		Assets	Value
	Closed-End Funds	106.92%	$47,757,926
	Short-Term Investment	0.30%	132,243
	LIabilities in Excess of Other Assets	-7.22%	(3,222,961)
	Total Net Assets	100.00%	$44,667,208

See Notes to Financial Statements

Matisse Discounted Closed-End Fund Strategy

Statement of Assets and Liabilities
(Unaudited)

As of September 30, 2019

Assets:
Investments, at value (cost $46,063,721)	$47,890,169
Cash	525,326
Receivables:
Investments sold	247,874
Fund shares sold	3,766
Dividends and interest	22,807
Prepaid Expenses:
Registration and filing expenses	10,011
Fund accounting fees	1,117
Custody fees	440
Security pricing fees	169
Administration fees	129
Insurance fees	125

Total assets	48,701,933

Liabilities:
Due to broker	3,308,459
Payables:
Distributions	559,141
Investments purchased	27,619
Fund shares purchased	94,367
Accrued expenses:
Advisory fees	25,391
Professional fees	10,139
Interest expense	7,089
Shareholder reports and fulfillment expenses	1,669
Trustee fees and meeting expenses	500
Miscellaneous expenses	351

Total liabilities	4,034,725

Net Assets	$44,667,208

Net Assets Consist of:
Paid in Interest	$39,759,674
Distributable Earnings	4,907,534

Net Assets	$44,667,208

Institutional Class shares outstanding, no par value (unlimited authorized shares)	4,412,441
Net Assets	$44,667,208
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$10.12

See Notes to Financial Statements

Matisse Discounted Closed-End Fund Strategy

Statement of Operations
(Unaudited)

For the fiscal period ended September 30, 2019

Investment Income:
Dividends	$1,106,126

Total Investment Income	1,106,126

Expenses:
Advisory fees (note 2)	227,094
Interest expenses (note 9)	30,276
Administration fees (note 2)	22,999
Professional fees	22,941
Registration and filing expenses	18,836
Fund accounting fees (note 2)	16,941
Transfer agent fees (note 2)	10,500
Custody fees (note 2)	8,174
Shareholder reports and fulfillment expenses	7,250
Compliance fees (note 2)	6,001
Trustee fees and meeting expenses (note 3)	4,500
Insurance fees	2,125
Miscellaneous expenses (note 2)	2,100
Security pricing fees	1,538

Total Expenses	381,275

Advisor fees waived (note 2)	(64,114)

Net Expenses	317,161

Net Investment Income	788,965

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain from:
Investments	(477,385)
Capital gain distributions from underlying funds	49,428
Total net realized loss	(427,957)

Net change in unrealized appreciation on investments	920,596

Net Realized and Unrealized Gain on Investments	492,639

Net Increase in Net Assets Resulting from Operations	$1,281,604

See Notes to Financial Statements

Matisse Discounted Closed-End Fund Strategy

Statements of Changes in Net Assets
			September 30,		March 31,
For the fiscal year or period ended			2019	(a)	2019

Operations:
Net investment income			$788,965		$1,351,786
Net realized gain from investment transactions			(477,385)		2,874,847
Capital gain distributions from underlying funds			49,428		2,349,232
Net change in unrealized appreciation (depreciation) on investments			920,596		(4,657,361)

Net Increase in Net Assets Resulting from Operations			1,281,604		1,918,504

Distributions to Shareholders:
Institutional Class Shares			(1,138,466)		(7,596,241)

Decrease in Net Assets Resulting from Distributions			(1,138,466)		(7,596,241)

Beneficial Interest Transactions:
Shares sold			1,679,751		9,091,202
Reinvested dividends and distributions			1,096,766		7,239,948
Shares repurchased			(7,486,891)		(55,467,608)

Decrease from Beneficial Interest Transactions			(4,710,374)		(39,136,458)

Net Decrease in Net Assets			(4,567,236)		(44,814,195)

Net Assets:
Beginning of Period			49,234,444		94,048,639
End of Period			$44,667,208		$49,234,444

	September 30,		March 31,
	2019 (a)		2019

Share Information:
Institutional Class Shares	Shares	Amount	Shares		Amount
Shares sold	166,298	$1,679,751	869,507		$9,091,202
Reinvested dividends and distributions	109,037	1,096,766	788,151		7,239,948
Shares repurchased	(743,003)	(7,486,891)	(5,252,736)		(55,467,608)
Net Decrease in Shares of
Beneficial Interest	(467,668)	$(4,710,374)	(3,595,078)		$(39,136,458)

(a) Unaudited.

See Notes to Financial Statements

Matisse Discounted Closed-End Fund Strategy

Financial Highlights
	Institutional Class Shares
For a share outstanding during each	September 30,		March 31,
of the fiscal years or period ended	2019	(f)	2019		2018	2017		2016

Net Asset Value, Beginning of Period	$10.09		$11.10		$10.36	$8.88		$10.28

Income from Investment Operations
Net investment income (e)	0.11		0.20		0.13	0.29		0.41
Net realized and unrealized gain (loss)
on investments	0.18		0.31		0.99	1.48		(1.08)

Total from Investment Operations	0.29		0.51		1.12	1.77		(0.67)

Less Distributions:
Dividends (from net investment income)	(0.26)		(0.38)		(0.20)	(0.29)		(0.40)
Distributions (from capital gains)	-		(1.14)		(0.18)	-		0.00
Return of capital	-		-		-	-		(0.33)

Total Distributions	(0.26)		(1.52)		(0.38)	(0.29)		(0.73)

Redemption Fees	-		-		-	-		-

Net Asset Value, End of Period	$10.12		$10.09		$11.10	$10.36		$8.88

Total Return (a)	2.87%	(h)	6.53%		10.89%	20.27%		(6.20)%

Net Assets, End of Period (in thousands)	$44,667		$49,234		$94,049	$104,448		$109,113

Ratios of:
Interest Expense to Average Net Assets	0.07%		0.14%		0.00%	0.00%	(d)	0.12%
Gross Expenses to Average Net Assets (b)	1.94%	(c)(g)	1.55%	(c)	1.33%	1.50%	(c)	1.62%	(c)
Net Expenses to Average Net Assets (b)	1.32%	(c)(g)	1.38%	(c)	1.25%	1.25%	(c)	1.37%	(c)
Net Investment Income to Average
Net Assets (b)	3.43%		2.02%		1.19%	2.98%		4.46%

Portfolio turnover rate	53.46%	(h)	55.00%		71.82%	99.61%		134.60%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States, and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns from shareholder transactions.

(b)	Recognition of the Fund's net investment income is affected by the timing of dividend declarations of underlying funds. The expenses of the underlying funds are excluded from the Fund's expense ratio.
(c) Includes interest expense.
(d) Less than $0.01 per share.
(e)	Calculated using the average shares method.
(f) Unaudited.
(g) Annualized.
(h) Not annualized.

See Notes to Financial Statements

Matisse Discounted Closed-End Fund Strategy

Notes to Financial Statements
(Unaudited)

As of September 30, 2019

1.       Organization and Significant Accounting Policies

The Matisse Discounted Closed-End Fund Strategy (“Fund”) is a series of the Starboard Investment Trust (“Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Fund is a separate diversified series of the Trust.

The Fund’s investment advisor, Deschutes Portfolio Strategies, LLC, dba Matisse Capital, (the “Advisor”), seeks to achieve the Fund’s investment objective of long-term capital appreciation and income by investing in unaffiliated closed-end funds that pay regular periodic cash distributions, the interests of which typically trade at substantial discounts relative to their underlying net asset values.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 “Financial Services – Investment Companies,” and Financial Accounting Standards Update (“ASU”) 2013-08.

Investment Valuation
The Fund’s investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the mean of the most recent bid and ask prices. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.  Investments in open-end investment companies are valued at their respective net asset values as reported by such investment companies.  Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the security is principally traded closes early or if trading of the particular security is halted during the day and does not resume prior to the Fund’s net asset value calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A security’s “fair value” price may differ from the price next available for that security using the Fund’s normal pricing procedures.

Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: Unadjusted quoted prices in active markets for identical securities
Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

(Continued)

Matisse Discounted Closed-End Fund Strategy

Notes to Financial Statements
(Unaudited)

As of September 30, 2019

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of September 30, 2019 for the Fund’s investments measured at fair value:

Investments in Securities (a)	Total	Level 1	Level 2	Level 3
Closed-End Funds	$47,757,926	$47,725,923	$-	$32,003
Short-Term Investment	132,243	132,243	-	-
Total Assets	$47,890,169	$47,858,166	$-	$32,003

(a)
The Fund had no transfers into or out of Level 2 or Level 3 during the fiscal period ended September 30, 2019.  The aggregate value of the Level 3 securities is 0.07% of net assets, and they have been fair valued under procedures approved by the Fund’s Board of Trustees. The Level 3 security is fair valued at $1 per share, which is the estimated amount of cash to be distributed to holders with the final liquidation.  The weighted average for each unobservable input is 100%.

The table below presents a reconciliation of all Level 3 fair value measurements existing at September 30, 2019:

Opening Balance at 4/1/19	$ 32,003
Purchases	-
Principal payments/sales	(-)
Accrued discounts (premiums)	-
Realized gains	-
Net change in appreciation	(-)
Ending Balance at 3/31/19	$ 32,003

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Distributions
The Fund may declare and distribute dividends from net investment income, if any, monthly or quarterly.  Distributions from capital gains, if any, are generally declared and distributed annually. Dividends and distributions to shareholders are recorded on ex-date.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.

(Continued)

Matisse Discounted Closed-End Fund Strategy

Notes to Financial Statements
(Unaudited)

As of September 30, 2019

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.       Transactions with Related Parties and Service Providers

Advisor
The Fund pays a monthly fee to the Advisor calculated at the annual rate of 0.99% of the Fund’s average daily net assets.  For the fiscal period ended September 30, 2019, $227,094 in advisory fees were incurred, of which $64,114 in advisory fees were waived by the Advisor.

The Advisor has entered into a contractual agreement (the “Expense Limitation Agreement”) with the Trust, on behalf of the Fund, under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund’s total operating expenses (exclusive of i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)) to not more than 1.25% of the average daily net assets of the Fund.  The current term of the Expense Limitation Agreement remains in effect until July 31, 2020.  While there can be no assurance that the Expense Limitation Agreement will continue after that date, it is expected to continue from year-to-year thereafter.  The Advisor cannot recoup from the Fund any expenses paid by the Advisor under the Expense Limitation Agreement.

Administrator
The Fund pays a monthly fee to the Fund’s administrator, The Nottingham Company (“the Administrator”), based upon the average daily net assets of the Fund and calculated at the annual rates as shown in the schedule below which is subject to a minimum of $2,000 per month. The Administrator also receives a fee to procure and pay the Fund’s custodian, additional compensation for fund accounting and recordkeeping services, and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses. The Administrator also receives a miscellaneous compensation fee for peer group, comparative analysis, and compliance support totaling $350 per month. As of September 30, 2019, the Administrator received $2,100 in miscellaneous expenses.

(Continued)

Matisse Discounted Closed-End Fund Strategy

Notes to Financial Statements
(Unaudited)

As of September 30, 2019

A breakdown of these fees is provided in the following table:

Administration Fees*		Custody Fees*		Fund Accounting Fees	Fund Accounting Fees (asset-based fee)		Blue Sky Administration Fees (annual)
Average Net Assets	Annual Rate	Average Net Assets	Annual Rate	(Average monthly)	Net Assets	Annual Rate	Per state

First $100 million	0.100%	First $200 million	0.020%	$2,250	First $50 million	0.02%	$150
Next $100 million	0.090%	Over $200 million	0.009%	$500/ additional class	Next $50 million	0.015%
Next $100 million	0.080%				Over $100 million	0.01%
Next $100 million	0.070%		*Minimum monthly fees of $2,000 and $417 for Administration and Custody, respectively.
Next $100 million	0.060%
Over $500 million	0.050%
Over $750 million	0.040%
Over $1 billion	0.030%
The Fund incurred $22,999 in administration fees, $8,174 in custody fees, and $16,941 in fund accounting fees for the fiscal period ended September 30, 2019.

Compliance Services
Cipperman Compliance Services, LLC provides services as the Trust’s Chief Compliance Officer.  Cipperman Compliance Services, LLC is entitled to receive customary fees from the Fund for their services pursuant to the Compliance Services agreement with the Fund.

Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Fund pursuant to the Transfer Agent’s fee arrangements with the Fund.

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor.  For its services, the Distributor is entitled to receive compensation from the Fund pursuant to the Distributor’s fee arrangements with the Fund.

Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expense incurred indirectly by the Fund will vary.

3.       Trustees and Officers

The Board of Trustees is responsible for the management and supervision of the Fund.  The Trustees approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review performance of the Advisor and the Fund; and oversee activities of the Fund.  Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust.  Trustees who are not “interested persons” of the Trust or the Advisor within the meaning of the 1940 Act (the “Independent Trustees”) receive $2,000 each year from each Fund. The Trust will reimburse each Trustee and officer of the Trust for his or her travel and other expenses relating to attendance of Board meetings.  Additional fees may also be incurred during the year as special meetings are necessary in addition to the regularly scheduled meetings of the Board of Trustees.

(Continued)

Matisse Discounted Closed-End Fund Strategy

Notes to Financial Statements
(Unaudited)

As of September 30, 2019

Certain officers of the Trust may also be officers of the Administrator.

4.       Purchases and Sales of Investment Securities

For the fiscal period ended September 30, 2019, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Purchases of Securities	Proceeds from Sales of Securities
$25,099,993	$26,828,202

5.       Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  The general ledger is adjusted for permanent book/tax differences to reflect tax character but is not adjusted for temporary differences.

Management has reviewed the Fund’s tax positions to be taken on the federal income tax returns during the open years ended March 31, 2016 through March 31, 2019, and for the fiscal period ended September 30, 2019, and determined that the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the fiscal period, the Fund did not incur any interest or penalties.

Distributions during the year or period ended were characterized for tax purposes as follows:

	September 30, 2019	March 31, 2019
Ordinary Income	$ 1,138,466	$ 1,528,869
Tax-Exempt Income	-	$ 426,221
Long-Term Capital Gain	-	$ 5,641,151

As of the fiscal period ended September 30, 2019, there were no reclassifications made for tax purposes.

At September 30, 2019, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$46,063,721

Unrealized Appreciation	$2,863,711
Unrealized Depreciation	(1,037,264)
Net Unrealized Appreciation	$1,826,447

(Continued)

Matisse Discounted Closed-End Fund Strategy

Notes to Financial Statements
(Unaudited)

As of September 30, 2019

6.       Beneficial Ownership

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of September 30, 2019, Charles Schwab & Co., Inc. held 76.94% of the Fund.  The Fund has no knowledge as to whether all or any portion of the shares owned of record by Charles Schwab & Co., Inc. are also owned beneficially.

7.       Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

8.       New Accounting Pronouncements

In August 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements under Regulation S-X to conform to US GAAP, including: (i) an amendment to require presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities; and (ii) an amendment to require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, on the Statement of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statement of Changes in Net Assets. This amendment facilitates compliance of the disclosure of information without significantly altering the information provided to investors. These amendments have been adapted with these financial statements. The changes have been applied to the Fund’s financial statements as of the fiscal period ended September 30, 2019.

In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2018-13, Fair Value Measurement (Topic 820) – Disclosure Framework–Changes to the Disclosure Requirements for Fair Value Measurement.  The amendments eliminate certain disclosure requirements for fair value measurements for all entities, requires public entities to disclose certain new information, and modifies some disclosure requirements. The new guidance is effective for all entities for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. An entity is permitted to early adopt either the entire standard or portions of the standard. The changes have been applied to the Fund’s financial statements as of the fiscal period ended September 30, 2019.

9.       Borrowings

The Fund established a borrowing agreement with Interactive Brokers, LLC for investment purposes subject to the limitations of the 1940 Act for borrowings by registered investment companies.

Interest is based on the Federal Funds rate plus 3.90% on the first $100,000, the Federal Funds rate plus 3.40% on the next $900,000, the Federal Funds rate plus 2.90% on balances of $1,000,000-$3,000,000, and the Federal Funds rate plus 2.70% on balances of $3,000,000-$200,000,000. The average borrowing during the fiscal period was $1,717,551, and the average interest rate during the year was 3.10%.

Interest expense is charged directly to the Fund based upon actual amounts borrowed by the Fund. The Fund had $3,308,459 in borrowings as of the fiscal period ended September 30, 2019.  Total interest expense for the year was $30,276 as reflected in the Statement of Operations.

(Continued)

Matisse Discounted Closed-End Fund Strategy

Notes to Financial Statements
(Unaudited)

As of September 30, 2019

10.      Subsequent Events

In accordance with GAAP, management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of the financial statements. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

Matisse Discounted Closed-End Fund Strategy

Additional Information
(Unaudited)

As of September 30, 2019

1.       Proxy Voting Policies and Voting Record

A copy of the Advisor’s Disclosure Policy is included as Appendix B to the Fund’s Statement of Additional Information and is available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission (“SEC”) at sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at sec.gov.

2.       Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the SEC’s website at sec.gov.  You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.       Tax Information

We are required to advise you within 60 days of the Fund’s fiscal year-end regarding federal tax status of certain distributions received by shareholders during each fiscal year.  The following information is provided for the Fund’s fiscal period ended September 30, 2019.

During the fiscal period, the Fund paid $1,138,466 in income distributions but no long-term capital gain distributions.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.

4.       Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2019 through September 30, 2019.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

(Continued)

Matisse Discounted Closed-End Fund Strategy

Additional Information
(Unaudited)

As of September 30, 2019

Institutional Class Shares	Beginning Account Value April 1, 2019	Ending Account Value September 30, 2019	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$1,028.70	$6.36
	$1,000.00	$1,018.80	$6.33
*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized net expense ratio of 1.25%, multiplied by the number of days in the most recent period divided by the number of days in the fiscal period (to reflect the six month period).

Matisse Discounted Closed-End Fund Strategy
is a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services	Deschutes Portfolio Strategies
116 South Franklin Street	4949 Meadows Road
Post Office Box 69	Suite 200
Rocky Mount, North Carolina 27802-0069	Lake Oswego, Oregon 97035

Telephone:	Telephone:

800-773-3863	800-773-3863

World Wide Web @:	World Wide Web @:

ncfunds.com	matissefunds.com

ITEM 2.   CODE OF ETHICS.
Not applicable.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.   SCHEDULE OF INVESTMENTS.
A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.   DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR   CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.   PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.         SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.
None.

ITEM 11.         CONTROLS AND PROCEDURES.
(a)
The President and Principal Executive Officer and the Treasurer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934, as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.         DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.         EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

By:	/s/ Katherine M. Honey
Katherine M. Honey President and Principal Executive Officer

Date:	December 3, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Katherine M. Honey
Katherine M. Honey President and Principal Executive Officer

Date:	December 3, 2019

By:	/s/ Ashley E. Harris
Ashley E. Harris Treasurer and Principal Financial Officer

Date:	December 3, 2019